Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

6.    Debt

In June 2013, Obalon entered into a $3.0 million loan and security agreement (the "Loan Agreement") with Square 1 Bank (predecessor-in-interest to Pacific Western Bank), which it subsequently amended in October 2014, September 2016, December 2016, June 2017 and July 2018.

In July 2018, Obalon executed the Fifth Amendment to the Loan and Security Agreement (the "Loan Amendment") with Pacific Western Bank, which increased the loan capacity to $20 million from $10 million. The loan capacity of $20 million consists of two tranches as follows: a first tranche consisting of $10.0 million funded on July 10, 2018, of which the full $10.0 million was required to settle the existing debt with Pacific Western Bank on a net settlement basis (pursuant to its original terms); and a second tranche consisting of an additional $10.0 million which may be drawn at any time prior to July 9, 2019. During the first quarter of 2019, Obalon drew down on the remaining $10.0 million tranche. During the second quarter of 2019, Obalon paid down $15.0 million of the principal balance due under the Loan Agreement. During the third quarter of 2019, Obalon paid down the remaining $5.0 million of principal balance due under the term loan, thereby removing the risks and restrictions of carrying long-term debt. As of December 31, 2020,  Obalon had no outstanding borrowings under the Loan Agreement.

The debt that was repaid in the third quarter of 2019 had a variable annual interest rate equal to the greater of the prime rate plus 1.5% per annum, or 5%, and would have matured in July 2022. While the debt was outstanding in 2019, the prime rate was 5.5%, resulting in an interest rate on the debt of 7.0% at the time that Obalon paid down the remaining debt. The Loan Amendment provided for an interest-only period through July 9, 2019 followed by 36 equal monthly installments of principal and interest with the first principal payment due on August 9, 2019. Under the terms of the Loan Agreement, Obalon could prepay the debt in full at any time with no additional cost, which occurred in August 2019.

Upon repayment of the outstanding debt in full, the Loan Agreement was terminated and Obalon is no longer subject to the covenants and restrictions set forth in the Loan Agreement. The loan fee paid and the remaining balance of debt issuance costs and debt discount on the previous loan agreement held with Pacific Western Bank were amortized to interest expense during the third quarter of 2019. As of December 31, 2019, there were no unamortized debt issuance costs due to the $15.0 million and $5.0 million payments on Obalon’s term loan in the second and third quarters of 2019, respectively.

Payroll Protection Program Loan

On April 22, 2020, Obalon executed a promissory note (the “Note”) with Silicon Valley Bank (the “Lender”) evidencing an unsecured loan in the aggregate principal amount of $0.4 million (the “PPP Loan”), which was made pursuant to the Paycheck Protection Program (the “PPP”). The PPP was established under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), which was enacted on March 27, 2020, and is administered by the U.S. Small Business Administration (“SBA”). All the funds under the PPP Loan were disbursed to Obalon on April 23, 2020.

The Note provides for a fixed interest rate of one percent per year with a maturity date of April 22, 2022 (the “Maturity Date”). Loan payments may be deferred until August 2021, which date is 10 months after the end of Obalon’s 24-week covered period for the PPP Loan. If Obalon applies for loan forgiveness, loan payments may be deferred until the SBA remits Obalon’s loan forgiveness amount to the lender. As of December 31, 2020, Obalon had not applied for loan forgiveness. The PPP Loan may be prepaid by Obalon at any time prior to the Maturity Date with no prepayment penalties or premiums. The Note contains customary event of default provisions.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of the loans granted under the PPP. Such forgiveness will be subject to approval by the SBA and the Lender and determined, subject to limitations, based on factors set forth in the CARES Act, including verification of the use of loan proceeds for payment of payroll costs and payments of mortgage interest, rent and utilities. In the event the PPP Loan, or any portion thereof, is forgiven, the amount forgiven is applied to outstanding principal. The terms of any forgiveness may also be subject to further regulations and guidelines that the SBA may adopt. Obalon will carefully monitor all qualifying expenses and other requirements necessary to attain loan forgiveness; however, no assurance is provided that Obalon will obtain forgiveness of the PPP Loan in whole or in part. Also, under the terms of the CARES Act, upon a change of control, such as the proposed merger with ReShape Lifesciences, Obalon must receive permission for the PPP loan to be transferred to the new Combined Company or repay the loan in full upon close of the transaction. If Obalon does not obtain a waiver from Silicon Valley Bank prior to the consummation of the Merger, the full amount of principal and interest outstanding under the PPP loan could become due and payable upon the consummation of the Merger.

As of December 31, 2020, Obalon has used all proceeds from the PPP Loan to retain employees, maintain payroll and make lease and utility payments.